Prepaid Expenses (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Prepaid Expense, Current [Abstract]
Prepaid products and services	$ 420,077	$ 873,617
Prepaid rent and security deposit	169,310	43,112
Prepaid expenses, net	$ 589,387	$ 916,729